BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

29)  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Balances and transactions with related parties

The main balances of assets and liabilities with related parties arises from transactions with companies related to the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parties and refer to:

a)	Fixed and mobile telephony services provided by Telefónica Group companies.
b)	Digital TV services contracted.
c)	Amounts to be reimbursed by SP Telecomunicações Participações as a result of contractual clause of the purchase of Terra Networks equity interest.
d)	Corporate services passed through at the cost effectively incurred.
e)	Right to use certain software licenses and maintenance and support contracted.
f)	International transmission infrastructure for several data circuits and roaming services contracted.
g)	Operations by Telefónica Group companies, relating to the purchase of internet content, advertising and auditing services.
h)	Marketing services.
i)	Information access services through the electronic communications network.
j)	Data communication services and integrated solutions.
k)	Long distance call and international roaming services.
l)	Refunds to be paid or received regarding expenses and miscellaneous expenses.
m)	Brand fee for assignment of rights to use the brand.
n)	Computer technical support service.
o)	Cost Sharing Agreement for digital business.
p)	Rentals buildings.
q)	Financial Clearing House roaming, inflows of funds for payments and receipts arising from roaming operation.
r)	Integrated e-learning, online education and training solutions.
s)	Factoring transactions, credit facilities for services provided by the Group’s suppliers.
t)	Social investment. The Fundação Telefônica, innovative use of technology to enhance learning and knowledge, contributing to personal and social development.
u)	Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires.
v)	Adquira Sourcing platform - online solution to transact purchase and sale of various types of goods and services.
w)	Digital Media, marketing services and exploration of in-store and outdoor Digital Marketing.
x)	Tower operations between the Company and Telxius Torres Brasil. The operation consists of the sale of infrastructure assets owned by the Company, together with the assignment of the sharing contracts, with the subsequent assignment of the use of space of the referred infrastructures to the Company. As a result of the sale of the tower division of Telxius Telecom, SA to American Tower International, Inc., for the year of 2021, the amounts related to assets and liabilities are no longer presented as related parties and related amounts to the income statement are being presented for the period from January to May 2021.
y)	Indexation credits to be received by the Company from the sale of equity interest in Fibrasil.
z)	Amounts referring to installments receivable as a result of the sale of equity interest and capital contributions.
aa)	Consulting service for the construction of a fiber optic network.

The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 31).

Telefônica Corretora de Seguros (“TCS”) acts as intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation between TCS and the Company and its subsidiaries.

The following table summarizes the consolidated balances with related parts:

		Balance Sheet - Assets
		12.31.21			12.31.20
	Type of	Cash and cash	Accounts	Other	Cash and cash	Accounts
Companies	transaction	equivalents	receivable	assets	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	—	1	10,315	—	8	9,876
Telefónica Latinoamerica Holding	l)	—	—	24,879	—	—	19,188
Telefónica	l)	—	—	4,825	—	—	4,796
		—	1	40,019	—	8	33,860
Other Group companies
Telefónica International Wholesale Services Brasil	a) / d) / l) / p)	—	3,632	109	—	3,113	221
Telefónica Venezolana	k) / l)	—	8,016	2,196	—	6,852	2,196
Telefônica Digital España	g) / l)	—	114	—	—	1,151	—
Telefônica Factoring do Brasil	a) / d) / s)	—	2,187	80	—	8,919	62
Telefónica International Wholesale Services II, S.L.	a) / j) / k)	—	18,183	—	—	54,249	—
Telefônica Serviços de Ensino	a) / d)	—	36	20	—	130	24
Telefónica Moviles Argentina	j) / k)	—	6,352	—	—	5,883	—
Telefónica USA	j)	—	657	—	—	4,126	—
Telfisa Global BV	q)	66,682	—	—	47,313	—	—
Telxius Cable Brasil	a) / d) / l) / j)	—	3,915	1,221	—	4,624	223
Terra Networks Mexico	g) / h)	—	—	—	—	4,962	—
Telefónica Cyber Tech Brasil	a) / d) / j) /p)	—	1,772	1,280	—	439	23,416
Telefônica Infra, S.L	y)	—	—	446,317	—	—	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	—	12,167	53,088	—	—	—
T. IoT Big Data Tech ESP	l) / z)	—	3,229	66,604	—	—	—
T. Cybercloud Tech Esp	z)	—	—	49,286	—	—	—
Outras		—	6,876	6,068	—	10,893	12,833
		66,682	67,136	626,269	47,313	105,341	38,975
Total		66,682	67,137	666,288	47,313	105,349	72,835

Current assets
Cash and cash equivalents (Note 3)		66,682	—	—	47,313	—	—
Trade accounts receivable (Note 5)		—	67,137	—	—	105,349	—
Other assets (Note 11)		—	—	301,427	—	—	72,340
Non-current assets
Other assets (Note 11)		—	—	364,861	—	—	495

		Balance Sheet - Liabilities
		12.31.21		12.31.20
		Trade accounts	Other	Trade accounts	Other
		payable and	liabilities and	payable and	liabilities and
Companies	Type of transaction	other payables	leases	other payables	leases
Parent Companies
SP Telecomunicações Participações	y)	—	26,855	—	27,599
Telefónica Latinoamerica Holding	l)	4,983	—	—	—
Telefónica	l) / m)	4,969	97,996	8,274	673
		9,952	124,851	8,274	28,272
Other Group companies
Media Networks Latin America S.A.C.	b)	—	—	5,660	—
Telefónica International Wholesale Services Brasil	f) / l) / k)	45,493	318	52,161	318
T.O2 Germany GMBH CO. OHG	k)	—	—	769	—
Telefónica Venezolana	k)	6,057	—	6,038	—
Telefónica Compras Electrónica	v)	33,215	—	32,187	—
Telefônica Digital España	o)	69,966	—	115,899	—
Telefônica Factoring do Brasil	s)	—	7,253	—	1,551
Telefónica Global Technology	e)	9,448	—	30,535	—
Telefónica International Wholesale Services II, S.L.	f) / k)	41,630	—	80,254	—
Telefônica Serviços de Ensino	r)	134	—	4,480	—
Telefónica Moviles Argentina	k)	1,486	—	757	—
Telefónica Moviles España	k)	—	—	1,283	—
Telefónica USA	f)	10,828	288	12,688	269
Telxius Cable Brasil	f) / l)	44,229	1,572	18,937	1,572
Telxius Torres Brasil	l) / x)	—	—	74,655	1,393,898
Terra Networks Mexico	h)	6,205	—	5,231	—
Telefónica Cyber Tech Brasil	aa)	59,886	37	15,131	—
Companhia AIX Participações	u)	—	70,845	—	78,236
T. IoT Big Data Tech ESP	o)	21,706	—	4,633	—
T. Cybercloud Tech Esp	o)	12,153	—	1,737	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	54,619	3,267	—	—
Outras		15,740	275	18,030	223
		432,795	83,855	481,065	1,476,067
Total		442,747	208,706	489,339	1,504,339

Current liabilities
Trade accounts payable and other payables (Note 17)		442,747	—	489,339	—
Leases (Note 21)		—	25,801	—	346,291
Other liabilities (Note 23)		—	134,221	—	33,244
Non-current liabilities
Leases (Note 21)		—	45,044	—	1,124,217
Other liabilities (Note 23)		—	3,640	—	587

		Income statement
		2021			2020			2019
			Operating			Operating			Operating
			revenues			revenues			revenues
			(cost and	Financial		(cost and	Financial		(cost and	Financial
		Operating	other	income	Operating	other	income	Operating	other	income
Companies	Type of transaction	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	12	574	—	10	558	—	5	497	—
Telefónica Latinoamerica Holding	l)	—	5,925	(341)	—	19,181	7,217	—	18,309	851
Telefónica	l) / m)	—	(375,994)	(3,461)	—	(370,703)	(13,163)	—	(367,509)	(5,226)
		12	(369,495)	(3,802)	10	(350,964)	(5,946)	5	(348,703)	(4,375)
Other Group companies
Colombia Telecomunicaciones	k) / l)	—	—	—	110	306	118	111	321	(17)
Fundação Telefônica	t)	—	(9,704)	—	—	(9,998)	—	—	(11,971)	—
Telefónica International Wholesale Services Brasil	a) / d) / f) / k) / l) / p)	7,510	(108,094)	—	5,586	(105,384)	—	757	(104,105)	(54)
Media Networks Latin America S.A.C.	b)	—	(6,593)	(105)	—	(28,471)	(246)	—	(41,023)	(596)
Telefônica Serviços de Ensino	a) / d) / r)	348	(24,585)	—	877	(26,072)	—	1,085	(35,228)	—
T.O2 Germany GMBH CO. OHG	k)	—	—	—	32	3,565	823	(100)	489	1,845
Telefónica Compras Electrónica	v)	—	(38,911)	—	—	(33,919)	—	—	(30,814)	—
Telefônica Digital España	g) / l) / o)	—	(155,508)	(4,351)	366	(142,343)	(22,992)	299	(127,182)	(3,016)
Telefônica Factoring do Brasil	a) / d) / s)	1,882	254	(7,267)	7,674	252	(1,551)	2,418	239	(4,048)
Telefónica Global Technology	e)	—	(88,397)	(135)	—	(80,784)	(6,470)	—	(63,947)	388
Telefónica International Wholesale Services II, S.L.	a)/ f) / j) / k)	52,732	(72,781)	531	65,246	(88,730)	9,451	48,819	(75,693)	(4,128)
Telefónica Moviles Argentina	k)	765	(776)	75	2,152	1,340	200	4,030	(3,437)	90
Telefónica Moviles España	k)	—	—	—	554	949	(62)	410	(1,737)	545
Telefónica USA	f) / j)	343	(21,613)	(1,587)	—	(17,186)	(436)	38	(19,793)	1,700
Telxius Cable Brasil	a) / d) / f) / l) / p)	43,338	(235,371)	(7,381)	12,066	(314,327)	(30,251)	13,585	(252,436)	(7,415)
Telxius Torres Brasil	a) / d) / p) / x)	—	—	—	8,902	1,178	(69,137)	3,652	756	(24,144)
Terra Networks Mexico	h)	3,790	(4,796)	118	847	(8,428)	166	2,535	(5,639)	567
Telefónica Cyber Tech Brasil	d) / j) /p) / aa)	974	(120,364)	—	347	(15,544)	—	—	—	—
Companhia AIX Participações	a) / u)	—	—	(3,856)	28	—	(1,252)	38	(24,174)	—
Telefônica On The Spot Soluções Digitais Brasil	a) / d) / p) / w)	16,891	(1,650)	—	282	(5,795)	—	—	—	—
T. IoT Big Data Tech ESP	l) / o)	—	(76,218)	827	500	(4,838)	—	—	—	—
T. Cybercloud Tech Esp	o)	—	(19,842)	(229)	—	(1,811)	74	—	—	—
Telefônica Infra, S.L	a) / c) / d) / l) / p)	—	—	11,737	—	—	—	—	—	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	39,018	(32,117)	973	—	—	—	—	—	—
Other		6,660	(14,895)	1,279	2,293	(5,351)	1,420	6,860	(58,763)	588
		174,251	(1,031,961)	(9,371)	107,862	(881,391)	(120,145)	84,537	(854,137)	(37,695)
Total		174,263	(1,401,456)	(13,173)	107,872	(1,232,355)	(126,091)	84,542	(1,202,840)	(42,070)

b)  Management compensation

Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2021 and 2020 totaled R$32,205 and R$27,802, respectively. Of this amount, R19,658 (R$17,470 on December 31, 2020) corresponds to salaries, benefits and social charges and R$12,547 (R$10,332 on December 31, 2020) to variable compensation.

These were recorded as personnel expenses in General and administrative expenses.

For the years ended December 31, 2021 and 2020, the Directors and Officers received no pension, retirement or similar benefits.